RIGHT-OF-USE ASSETS, NET	12 Months Ended
Mar. 31, 2022
RIGHT-OF-USE ASSETS, NET

13 RIGHT-OF-USE ASSETS, NET

Right-of-use assets relate to office space leased by the Group. The amount in respect of leases are as follows:

Properties
USD
Year ended 31 March 2022:
At 1 April 2021	906,474
Additions (a)	5,111,736
Additions – Dilapidation provision (a)	289,966
Adjustment for foreign exchange	(27,643)
Depreciation	(1,493,946)
Other adjustments	(94,822)
Closing net book amount	4,691,765
At 31 March 2022:
Cost	5,799,321
Accumulated depreciation	(1,117,603)
Adjustment for foreign exchange	10,047
Net book amount	4,691,765

Year ended 31 March 2021:
At 1 April 2020	2,879,032
Additions	406,333
Reclassification (b)	(438,150)
Adjustment for foreign exchange	23,046
Depreciation	(1,963,787)
Closing net book amount	906,474
At 31 March 2021:
Cost	6,084,957
Accumulated depreciation	(5,216,173)
Adjustment for foreign exchange	37,690
Net book amount	906,474

Note (a) – Additions during the year ended 31 March 2022 relate to a long-term lease contractually committed to in Hong Kong. The lease was entered into at a reduced cost per month compared to the previous office space, The capitalized cost also includes an associated dilapidation provision estimated at $289,966.

Note (b) – The reclassification relates to a lease entered in Jersey which was renegotiated on 16 July 2020 from a long-term lease terminating on 28 February 2027 into a short-term lease terminating on 1 March 2021. Accordingly, the Group has elected simplified accounting for short-term leases of 12 months or less and an operating lease expense is recognized on a straight-line basis over the remainder of the lease. See note 4 for short term lease expenses.